Stockholders' Equity (narrative) (USD $)	12 Months Ended				12 Months Ended			12 Months Ended					12 Months Ended			12 Months Ended			0 Months Ended	12 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2013 6% Cumulative Preferred Stock [Member]	Mar. 31, 2012 6% Cumulative Preferred Stock [Member]	Mar. 31, 2011 6% Cumulative Preferred Stock [Member]	Mar. 31, 2013 10% Nonredeemable Convertible Preferred Stock [Member]	Mar. 31, 2012 10% Nonredeemable Convertible Preferred Stock [Member]	Mar. 31, 2011 10% Nonredeemable Convertible Preferred Stock [Member]	Mar. 31, 2013 10% Series A Nonredeemable Convertible Preferred Stock [Member]	Mar. 31, 2013 10% Series B Nonredeemable Convertible Preferred Stock [Member]	Mar. 31, 2013 Participating Preferred Stock [Member]	Mar. 31, 2012 Participating Preferred Stock [Member]	Mar. 31, 2011 Participating Preferred Stock [Member]	Mar. 31, 2013 2003 Series Participating Preferred Stock [Member]	Mar. 31, 2012 2003 Series Participating Preferred Stock [Member]	Mar. 31, 2011 2003 Series Participating Preferred Stock [Member]	Mar. 31, 2013 2006 Series Participating Preferred Stock [Member]	Mar. 31, 2013 No Par Value Preferred Stock [Member]	Mar. 31, 2013 Class A Preferred Stock [Member]	Aug. 30, 2012 Common Class A Member	Mar. 31, 2013 Common Class A Member	Mar. 31, 2012 Common Class A Member	Mar. 31, 2013 Common Class B Member	Mar. 31, 2013 Treasury Stock [Member]	Mar. 31, 2013 Common Stock [Member]
Preferred Stock, Dividend Rate, Percentage		6.00%			10.00%			10.00%	10.00%
Preferred Stock Liquidation Preference										$ 12			$ 15.50
Preferred Stock, Par or Stated Value Per Share		$ 0.25			$ 0.025					$ 0.025			$ 0.025					$ 0.025
Share For Share Conversion Number								20	30
Common Stock Voting Right Per Share																				$ 0.05
Preferred Stock, Shares Authorized	6,445,248	200,000			1,400,000					91,962			262,790				30,000	8,200,000
Preferred Stock, Shares Outstanding		200,000	200,000	200,000	807,240	807,240	807,240	407,240	400,000	91,962	97,870	102,047	262,790	312,790	313,304
Stock Conversions										5,908			50,000			1,025,220
Cash dividends paid on preferred stock	$ 23,000	$ 3,000			$ 20,181
Common Stock Capital Shares Reserved For Future Issuance																				354,752	410,660			33,695
Treasury Stock, Value, Acquired, Cost Method																			25,930,000	3,780,000		59,000	5,274,000
Treasury Stock Shares Acquired																			864,334	129,989		2,458	197,280
Stock Issued For Bonus Program Value																						$ 29,000
Stock Issued For Bonus Program Shares																						1,330
Price Per Share													$ 16.60			$ 24.385
Preferred Stock Shares Issued													967,742			1,025,220